Loans - Composition of Net Loans (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	$ 429,322,000	$ 405,605,000
Unearned Income	(45,000)	(195,000)
Allowance for Loan Losses	(3,371,695)	(3,019,228)	$ (3,902,796)	$ (6,473,703)
Loans, net	425,905,093	402,390,574
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	347,974,000	330,489,000
Total Gross Loans	347,974,000	330,489,000
Allowance for Loan Losses	(2,844,681)	(2,151,715)	(3,117,134)	(5,238,895)
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	41,134,000	25,923,000
Total Gross Loans	41,134,000	25,923,000
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,498,000	16,905,000
Total Gross Loans	14,498,000	16,905,000
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	88,747,000	95,925,000
Total Gross Loans	88,747,000	95,925,000
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	203,595,000	191,736,000
Total Gross Loans	203,595,000	191,736,000
Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	67,328,000	59,126,000
Total Gross Loans	67,328,000	59,126,000
Allowance for Loan Losses	(221,841)	(346,781)	(257,554)	(643,248)
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	66,421,000	58,204,000
Total Gross Loans	66,421,000	58,204,000
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	907,000	922,000
Total Gross Loans	907,000	922,000
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	14,020,000	15,990,000
Allowance for Loan Losses	(305,173)	(520,732)	$ (528,108)	$ (591,560)
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	1,648,000	1,310,000
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	$ 12,372,000	$ 14,680,000